Fair Value: Fair Value Assets measured on a Recurring Basis (Details) - USD ($)		Sep. 30, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure		$ 782,992	$ 567,471
Financial and Nonfinancial Liabilities, Fair Value Disclosure		651,452	471,192
Cash and Cash Equivalents
Assets, Fair Value Disclosure	[1]	18,243	16,607
US Government Agencies Debt Securities
Assets, Fair Value Disclosure		7,955	8,954
Residential Mortgage Backed Securities
Assets, Fair Value Disclosure		1,413	1,713
Debt Securities
Assets, Fair Value Disclosure		9,368	10,667
Derivative
Assets, Fair Value Disclosure		651,452	471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure		651,452	471,192
Separate Account Assets
Assets, Fair Value Disclosure		103,929	69,005
Fair Value, Inputs, Level 1
Assets, Fair Value Disclosure		18,243	16,607
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	[1]	18,243	16,607
Fair Value, Inputs, Level 1 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 1 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 1 | Debt Securities
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 1 | Derivative
Assets, Fair Value Disclosure		0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 1 | Separate Account Assets
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 2
Assets, Fair Value Disclosure		113,297	79,672
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	[1]	0	0
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure		7,955	8,954
Fair Value, Inputs, Level 2 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure		1,413	1,713
Fair Value, Inputs, Level 2 | Debt Securities
Assets, Fair Value Disclosure		9,368	10,667
Fair Value, Inputs, Level 2 | Derivative
Assets, Fair Value Disclosure		0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 2 | Separate Account Assets
Assets, Fair Value Disclosure		103,929	69,005
Fair Value, Inputs, Level 3
Assets, Fair Value Disclosure		651,452	471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure		651,452	471,192
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
Assets, Fair Value Disclosure	[1]	0	0
Fair Value, Inputs, Level 3 | US Government Agencies Debt Securities
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 3 | Residential Mortgage Backed Securities
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 3 | Debt Securities
Assets, Fair Value Disclosure		0	0
Fair Value, Inputs, Level 3 | Derivative
Assets, Fair Value Disclosure		651,452	471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure		651,452	471,192
Fair Value, Inputs, Level 3 | Separate Account Assets
Assets, Fair Value Disclosure		$ 0	$ 0

[1]	Excludes cash of $2,058 that is not subject to fair value accounting.